CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2019
CONTRIBUTED EQUITY
Schedule of issued and paid-up capital

	Consolidated
	2019	2018
	A$	A$
Issued and paid-up capital
Fully paid Ordinary Shares	125,498,824	122,372,662
Total contributed equity	125,498,824	122,372,662

Schedule of movements in shares on issue

Year ended June 30, 2018	Shares	$
Balance at the beginning of the financial year	2,435,282,724	122,382,625
Less: transaction costs arising on share issue	—	(9,963)
Balance at the end of the financial year	2,435,282,724	122,372,662

Year ended June 30, 2019	Shares	$
Balance at the beginning of the financial year	2,435,282,724	122,372,662
Shares issued during the year	502,851,419	3,557,509
Less: transaction costs arising on share issue		(431,347)
Balance at the end of the financial year	2,938,134,143	125,498,824